Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended
	December 31,
	2016	2015

Income tax provision (benefit) at statutory rate	(34)%	(34)%
State income taxes, net of federal benefit	(2)%	(6)%
Change in valuation allowance	33%	39%
Other	3%	1%
Effective tax rate	-%	-%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$16,888	$10,726
Capitalized start up costs	5,944	7,225
Research and development credits	518	248
Accruals and reserves	1,095	497
Total deferred tax assets	24,445	18,696
Deferred tax liabilities:
Fixed assets and depreciation	(7)	(8)
Valuation allowance	(24,438)	(18,688)

Net deferred tax assets	$-	$-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended
	December 31,
	2016	2015

Balance at the beginning of the year	$128	$97
Additions based upon tax positions related to the current year	140	31
Balance at the end of the year	$268	$128